Share-based Compensation (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued and outstanding capital allowable for share-based compensation, percentage	10.00%
Issued and outstanding capital allowable for share-based compensation, per participant, percentage	5.00%
Share options, vesting period	10 years
Options deemed issued upon the RTO (in shares) | shares	2,425,000
Share-based compensation	$ 2,742,000	$ 0
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,329,000	0
Stock based compensation expense not yet settled	196,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,030,000	$ 0
RSUs settled (in shares) | shares	952,722	0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 383,000	$ 0